Interim Unaudited Condensed Consolidated Statements of Shareholders' Equity - USD ($) $ in Thousands	Ordinary Shares NIS 0.01 par value [Member]	Number of Treasury Shares [Member]	Treasury capital [Member]	Additional paid-in capital [Member]	Retained capital [Member]	Total
Balance, value at Dec. 31, 2018	$ 151		$ (1,898)	$ 81,873	$ 21,281	$ 101,407
Balance, shares at Dec. 31, 2018	38,535,445	(2,092,376)
Share-based compensation expense				$ 645		$ 645
Exercise of share option, Shares	72,683			189		189
Net income					6,027	$ 6,027
Balance, value at Mar. 31, 2019	$ 151		(1,898)	$ 82,707	27,308	108,268
Balance, shares at Mar. 31, 2019	38,608,128	(2,092,376)
Balance, value at Dec. 31, 2018	$ 151		(1,898)	81,873	21,281	101,407
Balance, shares at Dec. 31, 2018	38,535,445	(2,092,376)
Net income						13,216
Balance, value at Jun. 30, 2019	$ 157		(1,898)	99,469	34,497	132,225
Balance, shares at Jun. 30, 2019	40,615,239	(2,092,376)
Balance, value at Dec. 31, 2018	$ 151		(1,898)	81,873	21,281	101,407
Balance, shares at Dec. 31, 2018	38,535,445	(2,092,376)
Net income						21,986
Balance, value at Dec. 31, 2019	$ 157		(1,898)	101,327	36,716	$ 136,302
Balance, shares at Dec. 31, 2019	40,742,355	(2,092,376)				38,649,979
Balance, value at Mar. 31, 2019	$ 151		(1,898)	82,707	27,308	$ 108,268
Balance, shares at Mar. 31, 2019	38,608,128	(2,092,376)
Issuance of shares	$ 5			16,048		16,048
Issuance of shares, Shares	1,700,000
Share-based compensation expense				605		605
Exercise of share options	$ 1			109		109
Exercise of share option, Shares	307,111
Net income					7,189	7,189
Balance, value at Jun. 30, 2019	$ 157		(1,898)	99,469	34,497	132,225
Balance, shares at Jun. 30, 2019	40,615,239	(2,092,376)
Issuance of shares				(27)		(27)
Share-based compensation expense				1,642		1,642
Exercise of share options				243		243
Exercise of share option, Shares	127,116
Dividend distributed					(6,551)	(6,551)
Net income					8,770	8,770
Balance, value at Dec. 31, 2019	$ 157		(1,898)	101,327	36,716	$ 136,302
Balance, shares at Dec. 31, 2019	40,742,355	(2,092,376)				38,649,979
Share-based compensation expense				817		$ 817
Exercise of share options				58		58
Exercise of share option, Shares	23,557
Net income					2,780	2,780
Balance, value at Mar. 31, 2020	$ 157		(1,898)	102,202	39,496	139,957
Balance, shares at Mar. 31, 2020	40,765,912	(2,092,376)
Balance, value at Dec. 31, 2019	$ 157		(1,898)	101,327	36,716	$ 136,302
Balance, shares at Dec. 31, 2019	40,742,355	(2,092,376)				38,649,979
Net income						$ 8,088
Balance, value at Jun. 30, 2020	$ 158		(1,898)	103,428	44,804	$ 146,492
Balance, shares at Jun. 30, 2020	41,124,714	(2,092,376)				39,032,338
Balance, value at Mar. 31, 2020	$ 157		(1,898)	102,202	39,496	$ 139,957
Balance, shares at Mar. 31, 2020	40,765,912	(2,092,376)
Share-based compensation expense				951		951
Exercise of share options	$ 1			275		376
Exercise of share option, Shares	358,802
Net income					5,308	5,308
Balance, value at Jun. 30, 2020	$ 158		$ (1,898)	$ 103,428	$ 44,804	$ 146,492
Balance, shares at Jun. 30, 2020	41,124,714	(2,092,376)				39,032,338